SEGMENT INFORMATION (Operating Segments) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	$ 1,044	$ 934	$ 2,057	$ 1,590
Costs attributed to revenues	(467)	(373)	(876)	(716)
General and administrative costs	(54)	(59)	(112)	(110)
Other income (expense)	(12)	(13)	(17)	14
Interest expense	(125)	(107)	(239)	(201)
Depreciation and amortization	(188)	(206)	(381)	(326)
Deferred taxes	(26)	(18)	(41)	(18)
Mark-to-market on hedging items and other	46	(59)	(179)	(111)
Gain (Loss) on Disposition of Business	0	0	338	0
Share of earnings from associates	1	36	(4)	59	$ 118
Net income attributable to non-controlling interest and preferred unitholders	(94)	(122)	(212)	(146)
Net income (loss) attributable to partnership	125	13	334	35
Utilities
Disclosure of operating segments [line items]
Revenues	589		1,124
Transport
Disclosure of operating segments [line items]
Revenues	341		680
Energy
Disclosure of operating segments [line items]
Revenues	114		253
Reportable segments
Disclosure of operating segments [line items]
Revenues	837	837	1,729	1,569
Costs attributed to revenues	(395)	(375)	(804)	(706)
General and administrative costs	(54)	(59)	(112)	(110)
Adjusted EBITDA	388	403	813	753
Other income (expense)	10	2	30	23
Interest expense	(104)	(110)	(216)	(220)
Funds From Operations	294	295	627	556
Depreciation and amortization	(183)	(186)	(393)	(344)
Deferred taxes	(13)	(5)	(15)	(8)
Mark-to-market on hedging items and other	27	(91)	(223)	(169)
Gain (Loss) on Disposition of Business			338
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	125	13	334	35
Reportable segments | Utilities
Disclosure of operating segments [line items]
Revenues	245	278	517	454
Costs attributed to revenues	(68)	(73)	(137)	(121)
General and administrative costs	0	0	0	0
Adjusted EBITDA	177	205	380	333
Other income (expense)	(8)	(8)	(11)	(7)
Interest expense	(30)	(29)	(61)	(58)
Funds From Operations	139	168	308	268
Depreciation and amortization	(43)	(57)	(101)	(89)
Deferred taxes	(12)	(12)	(27)	(18)
Mark-to-market on hedging items and other	(10)	(12)	(57)	(28)
Gain (Loss) on Disposition of Business			0
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	74	87	123	133
Reportable segments | Transport
Disclosure of operating segments [line items]
Revenues	410	395	834	770
Costs attributed to revenues	(237)	(224)	(483)	(434)
General and administrative costs	0	0	0	0
Adjusted EBITDA	173	171	351	336
Other income (expense)	0	1	2	(2)
Interest expense	(40)	(38)	(83)	(77)
Funds From Operations	133	134	270	257
Depreciation and amortization	(85)	(75)	(184)	(151)
Deferred taxes	(1)	2	12	7
Mark-to-market on hedging items and other	(23)	(18)	(62)	(39)
Gain (Loss) on Disposition of Business			0
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	24	43	36	74
Reportable segments | Energy
Disclosure of operating segments [line items]
Revenues	137	123	290	265
Costs attributed to revenues	(68)	(60)	(142)	(116)
General and administrative costs	0	0	0	0
Adjusted EBITDA	69	63	148	149
Other income (expense)	3	3	8	6
Interest expense	(18)	(23)	(36)	(50)
Funds From Operations	54	43	120	105
Depreciation and amortization	(38)	(35)	(71)	(68)
Deferred taxes	(1)	5	(3)	0
Mark-to-market on hedging items and other	(20)	(12)	(38)	(19)
Gain (Loss) on Disposition of Business			0
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	(5)	1	8	18
Reportable segments | Comm. Infrastructure
Disclosure of operating segments [line items]
Revenues	45	41	88	80
Costs attributed to revenues	(22)	(18)	(42)	(35)
General and administrative costs	0	0	0	0
Adjusted EBITDA	23	23	46	45
Other income (expense)	(1)	(1)	(2)	(1)
Interest expense	(3)	(3)	(6)	(6)
Funds From Operations	19	19	38	38
Depreciation and amortization	(17)	(19)	(37)	(36)
Deferred taxes	0	3	2	5
Mark-to-market on hedging items and other	1	(1)	1	(2)
Gain (Loss) on Disposition of Business			0
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	3	2	4	5
Reportable segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Costs attributed to revenues	0	0	0	0
General and administrative costs	(54)	(59)	(112)	(110)
Adjusted EBITDA	(54)	(59)	(112)	(110)
Other income (expense)	16	7	33	27
Interest expense	(13)	(17)	(30)	(29)
Funds From Operations	(51)	(69)	(109)	(112)
Depreciation and amortization	0	0	0	0
Deferred taxes	1	(3)	1	(2)
Mark-to-market on hedging items and other	79	(48)	(67)	(81)
Gain (Loss) on Disposition of Business			338
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	29	(120)	163	(195)
Contribution from investments in associates
Disclosure of operating segments [line items]
Revenues	(368)	(408)	(791)	(788)
Costs attributed to revenues	211	220	431	411
General and administrative costs	0	0	0	0
Adjusted EBITDA	(157)	(188)	(360)	(377)
Other income (expense)	4	1	4	7
Interest expense	30	44	72	93
Funds From Operations	(123)	(143)	(284)	(277)
Depreciation and amortization	91	91	202	179
Deferred taxes	(3)	(3)	(12)	(1)
Mark-to-market on hedging items and other	34	19	98	40
Gain (Loss) on Disposition of Business			0
Share of earnings from associates	1	36	(4)	59
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	0	0	0	0
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Revenues	575	505	1,119	809
Costs attributed to revenues	(283)	(218)	(503)	(421)
General and administrative costs	0	0	0	0
Adjusted EBITDA	292	287	616	388
Other income (expense)	(26)	(16)	(51)	(16)
Interest expense	(51)	(41)	(95)	(74)
Funds From Operations	215	230	470	298
Depreciation and amortization	(96)	(111)	(190)	(161)
Deferred taxes	(10)	(10)	(14)	(9)
Mark-to-market on hedging items and other	(15)	13	(54)	18
Gain (Loss) on Disposition of Business			0
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	(94)	(122)	(212)	(146)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0	$ 0